Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation	However, the Company’s U.S, UK, Polish, Danish and Singaporean subsidiaries and Maltese VIE (please read Note 10—Variable Interest Entities to our consolidated financial statements) are subject to local taxes.

	2019 (in thousands)	2020 (in thousands)	2021 (in thousands)
(Loss)/income before income taxes and share of result of equity method investments	$(15,129)	$1,279	$(38,394)
Tax expense at statutory rate	—	—	—

Total statutory tax charge	—	—	—
Tax charge in U.S. subsidiaries	—	—	855
Tax charge in UK subsidiaries	199	416	566
Tax (credit)/charge in Polish subsidiary	(65)	31	345
Tax charge in Singapore subsidiary	213	77	47
Tax charge in Danish subsidiary	—	—	74
Tax charge in Maltese VIE (note 10)	5	93	82

Total tax charge	$352	$617	$1,969

Breakdown of current/deferred tax expense
Current tax expense	524	489	1,264
Deferred tax expense	(172)	128	705

Total corporate income tax	$352	$617	$1,969

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2020, and
2021
, respectively are in the following table.

	2020 (in thousands)	2021 (in thousands)
Deferred tax asset
Net operating losses carry forwards	$19,601	$21,592
Other temporary differences	—	388

Total deferred tax assets	19,601	21,980
Less valuation allowance	(1,731)	—

Deferred tax asset, net of valuation allowance	17,870	21,980

Deferred tax liabilities
Investment in joint venture	17,449	21,871
Other temporary differences	32	517

Total deferred tax liabilities	$17,481	$22,388

Net deferred tax asset/(liability)	389	(408)